Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity

23. Equity

(a)
Share capital

The Company’s authorized share capital is comprised of an unlimited number of Common Shares with no par value and an unlimited number of preferred shares issuable in one or more series. The Board is authorized to determine the rights and privileges and number of shares of each series of preferred shares.

As at December 31, 2025 there were 23,943,550 (December 31, 2024 – 24,472,377) Common Shares and no preferred shares issued and outstanding.

For the year ended December 31, 2025, the Company repurchased 548,091 Common Shares for cancellation under the share repurchase program at an average price of CAD $2.05 per share, for a total repurchase cost of $1,107.

For the year ended December 31, 2024, the Company repurchased 44,741 Common Shares for cancellation under the share repurchase program at an average price of CAD $2.67 per share, for a total repurchase cost of $104.

(b)
Treasury share reserve

The treasury share reserve comprises the cost of the shares held by the Company. As at December 31, 2025, the Company held 190,706 Common Shares in reserve (December 31, 2024 – 190,706).

23. Equity (Continued from previous page)

(c)
Options

The Company has a stock option plan (the “Plan”) that provides for the granting of options to directors, officers, employees and consultants. The exercise price of an option is set at the time that such option is granted under the Plan. The maximum number of Common Shares reserved for issuance under the Plan is the greater of i) 15% of the number of Common Shares issued and outstanding, and ii) 1,266,667.

Each option entitles the holder to receive one Common Share upon exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither right to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of expiry. Options issued under the Plan have a maximum contractual term of eight years and options issued under the Prior Plan have a maximum contractual term of ten years.

A summary of the status of the stock options and changes in the period is as follows:

	Options outstanding (000s)	Weighted average grant date fair value $	Weighted average exercise price $	Options exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2023	3,498	—	5.56	1,499	8.18
Options issued	270	1.67	2.15	—	—
Exercised	(2)	8.83	2.12	—	—
Forfeited	(1,006)	8.26	7.05	—	—
Balance, December 31, 2024	2,760	—	2.69	1,543	3.06
Options issued	890	1.32	1.86	—	—
Exercised	(19)	4.51	1.86	—	—
Forfeited	(239)	5.20	1.87	—	—
Balance, December 31, 2025	3,392	—	2.55	1,951	2.93

The above noted options have expiry dates ranging from March 2026 to December 2033.

23. Equity (Continued from previous page)

(c)
Options (Continued from previous page)

With the exception of performance-based stock options, the fair value of each option granted was estimated using the Black-Scholes option pricing model with the following assumptions:

Year ended
	December 31, 2025	December 31, 2024
Risk-free interest rate	2.73-2.96%	2.73-3.51%
Expected life	5 years	5 years
Expected volatility in market price of shares	89-92%	91-92%
Expected dividend yield	0-%	0%
Expected forfeiture rate	0% - 15%	0% - 15%
Weighted average share price	1.86	2.15

These options generally vest monthly over a four-year period after an initial one-year cliff.

Volatility of the above options if based on the Company's market share price over the last 5 years.

Total stock-based compensation costs related to options for the year ended December 31, 2025 was $1,778 (December 31, 2024 – $1,938).

(d) Warrants

	Warrants outstanding (000s)	Weighted average exercise price $	Warrants exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2023	358	20.53	280	25.46
Warrants issued	500	2.15	—	—
Warrants expired	(89)	51.15	(89)	51.15
Balance, December 31, 2024	769	5.02	402	7.59
Balance, December 31, 2025	769	5.02	769	5.02

The 768,630 warrants outstanding noted above have expiry dates ranging from September 2026 to August 2027 and do not include the stock warrants accounted for as a derivative financial liability.

The derivative financial liabilities are comprised of 1,018,519 USD stock warrants with an expiry date of June 2026 and a weighted average exercise price of $17.88. The stock warrants are classified as a liability under IFRS by the sole virtue of their exercise price being denominated in USD. As such, the warrants are subject to revaluation under the Black Scholes model at each reporting date, with gains and losses recognized to the consolidated statements of operations and comprehensive income (loss). The balance for the current period is $nil (December 2024 - $nil).